Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Less than 12 months
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 182,710
2022
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	113,555
2023
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	77,385
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,033
2025
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,033
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 603